Exploration and Evaluation of Oil and Gas Reserves - Summary of Exploration Costs (Details) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 75	$ 93	$ 166	$ 178
Exploration expenditures written off (includes dry wells and signature bonuses)	57	93	65	101
Contractual penalties	24	0	60
Other exploration expenses	6	1	7	2
Total expenses	162	187	298	281
Cash used in :
Operating activities	80	97	172	184
Investment activities	164	225	388	432
Total cash used	$ 244	$ 322	$ 560	$ 616